Goodwill - Narrative (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2022 GBP (£) cgu	Feb. 08, 2022 GBP (£)	Jun. 30, 2021 GBP (£)		Apr. 01, 2021 GBP (£)	Mar. 04, 2021 GBP (£)	Aug. 17, 2020 GBP (£)	Jun. 30, 2020 GBP (£)
Disclosure of detailed information about business combination [line items]
Number of CGUs | cgu	1
Goodwill	£ 145,916		£ 126,142	[1]				£ 56,995	[1]
Terminal growth rate	1.50%		1.50%					1.50%
Discount rate	13.50%		9.30%					11.40%
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Goodwill	£ 12,800	£ 12,780
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Goodwill			£ 32,800				£ 32,779
FIVE
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Goodwill	15,561		£ 15,600			£ 15,932
Provisional goodwill			£ 15,900
Levvel LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Goodwill	£ 27,153		£ 27,200		£ 25,057
Provisional goodwill			£ 25,100

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).